RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of amounts due from related parties

	December 31,
	2011	2012

Chengdu Mobile	$76,579	$—
Changzhou Mobile	37,819	43,665
DMG Chongqing	566,724	447,679
Eastlong Huatong	—	325,632
Guangtong Mobile	17,710	—
Haerbin Mobile	332,170	—
Hubei Mobile	111,014	253,751
Jilin Mobile	300,662	272,749
Ningbo Mobile	—	103,126
Shenzhen Mobile	176,849	39,073
Suzhou Mobile	72,415	—
Zhongguanguoji	176,745	—
Director and management of the Company	394,352	600,226
A non-controlling shareholder	181,037	18,515
	$2,444,076	$2,104,416

Schedule of amounts due to related parties

	December 31,
	2011	2012

Changzhou Mobile	$2,522	$—
Chengdu Mobile	—	437,773
Dalian Mobile	128,033	—
Eastlong Huatong	6,170	—
Haerbin Mobile	4,054	—
Henan Mobile	76,972	36,963
Hubei Mobile	4,532	—
Ningbo Mobile	238,200	—
Shenzhen Champs Elysees Renovations Co., Ltd. (“Champs Elysees”)	3,679	4,085
Shenzhen Meidi Zhiye Development Co., Ltd. (“Zhiye”)	83,069	7,669
Suzhou Mobile	—	446,615
Wuxi Guangtong	—	197,981
Zhongguanguoji	868,450	697,326
	$1,415,681	$1,828,412

Schedule of advertising equipment sales (to) from investee companies
	Year ended December 31,
	2010	2011	2012

Chengdu Mobile	$—	$—	$(564)
DMG Chonqging	—	—	(746,587)
Hubei Mobile	—	—	(399)
Shenzhen Mobile	—	(219,918)	—
	$—	$(219,918)	$(747,550)

Schedule of services rendered by investee companies

	Year ended December 31,
	2010	2011	2012

Chengdu Mobile	$1,814,631	$1,930,094	$2,018,325
Dalian Mobile	1,308,066	1,511,008	1,536,657
DMG Chonqging	—	—	286,665
Guangtong Mobile	884,801	1,107,789	1,229,301
Haerbin Mobile	18,104	3,990	—
Henan Mobile	171,908	355,111	374,435
Hubei Mobile	795,583	987,133	1,132,080
Jilin Mobile	483,320	537,920	578,175
Ningbo Mobile	1,264,212	1,380,029	1,363,903
Shenzhen Mobile	8,769,071	7,157,504	—
Suzhou Mobile	663,863	774,677	1,303,043
Zhongguangguoji	184,051	—	—
	$16,357,610	$15,745,255	$9,822,584